UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments

Foreign Government Bonds — 58.9%
Security	Principal Amount (000’s omitted)		Value

Albania — 0.1%

Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$754,014

Total Albania			$754,014

Belarus — 0.0%(2)

Republic of Belarus, 6.875%, 2/28/23(1)	USD	564	$559,220

Total Belarus			$559,220

Bosnia and Herzegovina — 0.2%

Republic of Srpska, 1.50%, 6/30/23	BAM	97	$58,043

Republic of Srpska, 1.50%, 10/30/23	BAM	265	158,069

Republic of Srpska, 1.50%, 12/15/23	BAM	19	11,435

Republic of Srpska, 1.50%, 5/31/25	BAM	2,781	1,641,803

Republic of Srpska, 1.50%, 6/9/25	BAM	267	156,184

Republic of Srpska, 1.50%, 12/24/25	BAM	349	205,385

Republic of Srpska, 1.50%, 9/25/26	BAM	217	128,151

Republic of Srpska, 1.50%, 9/26/27	BAM	77	44,919

Total Bosnia and Herzegovina			$2,403,989

Brazil — 0.4%

Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$905,543

Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	4,407,110

Total Brazil			$5,312,653

Colombia — 0.2%

Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$1,662,413

Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,110,666

Total Colombia			$2,773,079

Costa Rica — 0.0%(2)

Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	66,285	$103,576

Total Costa Rica			$103,576

Dominican Republic — 2.3%

Dominican Republic, 7.50%, 5/6/21(1)	USD	283	$290,771

Dominican Republic, 9.75%, 6/5/26(1)	DOP	1,433,750	25,360,742

Dominican Republic, 9.75%, 6/5/26(4)	DOP	203,450	3,598,705

Total Dominican Republic			$29,250,218

Georgia — 1.4%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	30,533	$9,098,456

Security	Principal Amount (000’s omitted)		Value

Georgia (continued)

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,662	$1,445,250

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	6,187	1,875,255

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	3,108	971,615

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	13,205	4,188,977

Republic of Georgia, 6.875%, 4/12/21(1)	USD	570	580,826

Total Georgia			$18,160,379

Indonesia — 9.2%

Indonesia Government Bond, 6.50%, 2/15/31	IDR	244,529,000	$16,632,095

Indonesia Government Bond, 7.00%, 9/15/30	IDR	118,500,000	8,349,692

Indonesia Government Bond, 7.375%, 5/15/48	IDR	72,833,000	4,981,030

Indonesia Government Bond, 7.50%, 8/15/32	IDR	70,753,000	4,958,757

Indonesia Government Bond, 7.50%, 5/15/38	IDR	667,200,000	46,195,331

Indonesia Government Bond, 7.50%, 4/15/40	IDR	170,184,000	11,951,863

Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	854,065

Indonesia Government Bond, 8.25%, 5/15/36	IDR	242,576,000	17,833,690

Indonesia Government Bond, 8.375%, 4/15/39	IDR	43,001,000	3,191,042

Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	459,357

Total Indonesia			$115,406,922

Macedonia — 0.5%

Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,750,556

Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	4,088,245

Total Macedonia			$5,838,801

Malaysia — 2.7%

Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$21,267,870

Malaysia Government Bond, 3.828%, 7/5/34	MYR	28,100	7,300,237

Malaysia Government Bond, 4.254%, 5/31/35	MYR	17,800	4,787,181

Total Malaysia			$33,355,288

Mexico — 2.2%

Mexican Bonos, 7.75%, 11/13/42	MXN	230,000	$11,627,678

Mexican Bonos, 8.50%, 5/31/29	MXN	224,000	12,330,217

Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,977,395

Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,362,293

Total Mexico			$27,297,583

Oman — 0.0%(2)

Oman Government International Bond, 3.625%, 6/15/21(1)	USD	600	$596,407

Total Oman			$596,407

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Paraguay — 0.1%

Republic of Paraguay, 4.625%, 1/25/23(1)	USD	580	$614,510

Total Paraguay			$614,510

Peru — 4.5%

Peru Government Bond, 5.94%, 2/12/29	PEN	75,758	$25,021,822

Peru Government Bond, 6.15%, 8/12/32	PEN	30,084	9,597,470

Peru Government Bond, 6.714%, 2/12/55	PEN	4,100	1,323,573

Peru Government Bond, 6.85%, 2/12/42	PEN	19,284	6,170,589

Peru Government Bond, 6.90%, 8/12/37	PEN	41,002	13,430,421

Peru Government Bond, 6.95%, 8/12/31	PEN	3,915	1,337,104

Total Peru			$56,880,979

Romania — 0.6%

Romanian Government International Bond, 2.75%, 2/26/26(1)	EUR	2,755	$3,476,697

Romanian Government International Bond, 3.624%, 5/26/30(1)	EUR	2,755	3,687,737

Total Romania			$7,164,434

Russia — 3.0%

Russia Government Bond, 2.50%, 2/2/28(3)	RUB	2,050,498	$25,694,547

Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	10,929,418

Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	441,036

Russia Government Bond, 8.50%, 9/17/31	RUB	8,092	119,693

Total Russia			$37,184,694

Serbia — 9.9%

Republic of Serbia, 7.25%, 9/28/21(1)	USD	5,240	$5,541,939

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	7,094,340	76,098,073

Serbia Treasury Bond, 4.50%, 8/20/32	RSD	385,930	3,945,385

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,865,250	20,261,129

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	1,526,670	17,653,634

Total Serbia			$123,500,160

Seychelles — 0.1%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,081	$1,013,376

Total Seychelles			$1,013,376

South Africa — 4.4%

Republic of South Africa, 8.25%, 3/31/32	ZAR	95,739	$5,059,169

Republic of South Africa, 8.50%, 1/31/37	ZAR	417,200	20,141,220

Republic of South Africa, 8.75%, 1/31/44	ZAR	408,487	19,156,712

Security	Principal Amount (000’s omitted)		Value

South Africa (continued)

Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	$10,793,603

Total South Africa			$55,150,704

Thailand — 4.6%

Thailand Government Bond, 1.25%, 3/12/28(1)(3)	THB	933,573	$29,149,818

Thailand Government Bond, 3.30%, 6/17/38	THB	536,751	20,900,994

Thailand Government Bond, 3.40%, 6/17/36	THB	205,000	8,149,699

Total Thailand			$58,200,511

Turkey — 1.3%

Republic of Turkey, 5.125%, 3/25/22	USD	540	$537,712

Turkey Government Bond, 7.10%, 3/8/23	TRY	70,204	7,180,002

Turkey Government Bond, 10.70%, 8/17/22	TRY	9,380	1,055,593

Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	2,559,835

Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	4,549,335

Total Turkey			$15,882,477

Ukraine — 9.2%

Ukraine Government International Bond, 9.79%, 5/26/27	UAH	45,679	$1,407,586

Ukraine Government International Bond, 9.84%, 2/15/23	UAH	57,091	1,960,728

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	672,489	22,923,329

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	57,092	2,025,990

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	2,008,519	79,459,195

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	213,246	8,150,988

Total Ukraine			$115,927,816

Uruguay — 2.0%

Republic of Uruguay, 3.875%, 7/2/40(3)	UYU	549,954	$14,729,775

Republic of Uruguay, 4.375%, 12/15/28(3)	UYU	395,363	10,383,103

Total Uruguay			$25,112,878

Total Foreign Government Bonds (identified cost $764,159,962)			$738,444,668

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Foreign Corporate Bonds — 1.8%
Security		Principal Amount (000’s omitted)	Value

Colombia — 0.0%(2)

Emgesa S.A. ESP, 8.75%, 1/25/21(1)	COP	697,000	$181,994

Total Colombia			$181,994

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,465,439

Total Indonesia			$1,465,439

Mexico — 0.1%

Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	10,630	$437,111

Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	276,736

Total Mexico			$713,847

Peru — 1.2%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$8,173,413

Telefonica del Peru SAA, 7.375%, 4/10/27(4)	PEN	24,500	6,864,472

Total Peru			$15,037,885

Uzbekistan — 0.4%

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	48,000,000	$4,609,499

Total Uzbekistan			$4,609,499

Total Foreign Corporate Bonds (identified cost $23,316,932)			$22,008,664

Sovereign Loans — 0.0%(2)
Borrower	Principal Amount (000’s omitted)		Value

Ethiopia — 0.0%(2)

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.06%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(5)(6)		$533	$530,599

Total Ethiopia			$530,599

Total Sovereign Loans (identified cost $527,323)			$530,599

Loan Participation Notes — 2.7%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 2.7%

Daryo Finance BV (borrower—Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(7)(8)	UZS	84,634,000	$8,603,857

Europe Asia Investment Finance BV (borrower—Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(7)(8)	UZS	253,458,000	25,551,896

Total Uzbekistan			$34,155,753

Total Loan Participation Notes (identified cost $33,883,927)			$34,155,753

Short-Term Investments — 27.2%
Foreign Government Securities — 12.6%
Security	Principal Amount (000’s omitted)		Value

Egypt — 10.6%

Egypt Treasury Bill, 0.00%, 12/8/20	EGP	500,775	$31,520,552

Egypt Treasury Bill, 0.00%, 12/22/20	EGP	422,300	26,597,159

Egypt Treasury Bill, 0.00%, 12/29/20	EGP	76,925	4,830,173

Egypt Treasury Bill, 0.00%, 1/12/21	EGP	50,575	3,147,629

Egypt Treasury Bill, 0.00%, 2/2/21	EGP	66,200	4,102,760

Egypt Treasury Bill, 0.00%, 2/9/21	EGP	326,025	20,155,327

Egypt Treasury Bill, 0.00%, 3/2/21	EGP	44,850	2,752,178

Egypt Treasury Bill, 0.00%, 3/30/21	EGP	149,550	9,087,141

Egypt Treasury Bill, 0.00%, 4/6/21	EGP	59,725	3,620,204

Egypt Treasury Bill, 0.00%, 7/6/21	EGP	50,575	2,969,019

Egypt Treasury Bill, 0.00%, 7/13/21	EGP	29,950	1,753,921

Egypt Treasury Bill, 0.00%, 8/3/21	EGP	345,975	20,118,147

Egypt Treasury Bill, 0.00%, 10/12/21	EGP	31,500	1,789,716

Total Egypt			$132,443,926

Georgia — 0.4%

Georgia Treasury Bill, 0.00%, 12/3/20	GEL	1,755	$540,482

Georgia Treasury Bill, 0.00%, 1/14/21	GEL	5,888	1,794,708

Georgia Treasury Bill, 0.00%, 2/11/21	GEL	9,360	2,838,583

Georgia Treasury Bill, 0.00%, 4/8/21	GEL	912	273,207

Total Georgia			$5,446,980

Uruguay — 1.6%

Uruguay Monetary Regulation Bill, 0.00%, 12/18/20	UYU	337,685	$7,789,199

Uruguay Monetary Regulation Bill, 0.00%, 2/5/21	UYU	102,951	2,354,140

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Uruguay (continued)

Uruguay Monetary Regulation Bill, 0.00%, 2/19/21	UYU	86,552	$1,974,221

Uruguay Monetary Regulation Bill, 0.00%, 7/21/21	UYU	355,650	7,843,932

Total Uruguay			$19,961,492

Total Foreign Government Securities (identified cost $155,683,046)			$157,852,398

U.S. Treasury Obligations — 1.8%
Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill, 0.00%, 11/19/20(9)		$22,550	$22,549,228

Total U.S. Treasury Obligations (identified cost $22,549,127)			$22,549,228

Other — 12.8%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(10)		160,245,815	$160,245,815

Total Other (identified cost $160,245,815)			$160,245,815

Total Short-Term Investments (identified cost $338,477,988)			$340,647,441

Total Investments — 90.6% (identified cost $1,160,366,132)			$1,135,787,125

Other Assets, Less Liabilities — 9.4%			$118,147,965

Net Assets — 100.0%			$1,253,935,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of these securities is $126,050,956 or 10.1% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $10,900,288 or 0.9% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(8)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	51,308,905	USD	59,767,178	11/3/20	$(10,258)

EUR	1,336,525	USD	1,581,867	11/3/20	(25,283)

USD	60,205,485	EUR	51,308,905	11/3/20	448,565

USD	1,556,851	EUR	1,336,525	11/3/20	267

BRL	545,432,081	USD	94,499,477	11/4/20	557,483

BRL	545,432,081	USD	96,786,206	11/4/20	(1,729,246)

USD	95,000,667	BRL	545,432,081	11/4/20	(56,292)

USD	94,499,477	BRL	545,432,081	11/4/20	(557,483)

COP	34,750,000,000	USD	9,072,160	11/5/20	(93,996)

PEN	576,000	USD	160,093	11/5/20	(781)

PEN	5,322,544	USD	1,480,211	11/5/20	(8,077)

PEN	7,308,000	USD	2,033,276	11/5/20	(11,995)

PEN	13,257,000	USD	3,686,699	11/5/20	(20,015)

PEN	12,650,000	USD	3,567,500	11/5/20	(68,704)

PEN	26,650,000	USD	7,518,691	11/5/20	(147,708)

PEN	45,934,050	USD	12,954,130	11/5/20	(249,473)

USD	189,960	COP	725,000,000	11/5/20	2,646

USD	20,987,384	PEN	74,442,250	11/5/20	397,794

USD	17,272,141	PEN	61,245,286	11/5/20	332,630

USD	8,725,358	PEN	31,289,133	11/5/20	71,261

RUB	7,351,974,159	USD	94,515,512	11/9/20	(2,034,476)

USD	19,232,835	RUB	1,524,248,600	11/9/20	59,197

IDR	102,181,098,249	USD	6,818,892	11/18/20	87,424

USD	5,351,171	IDR	80,000,000,000	11/18/20	(55,948)

USD	1,166,293	IDR	17,102,166,779	11/23/20	11,071

KRW	4,027,843,130	USD	3,397,823	12/1/20	144,050

KRW	3,832,637,070	USD	3,231,542	12/1/20	138,677

BRL	545,432,081	USD	94,915,941	12/2/20	9,198

USD	58,245,957	EUR	49,972,380	12/2/20	8,425

USD	7,604,231	PEN	26,822,405	12/3/20	184,992

KRW	10,707,000,000	USD	9,014,380	12/10/20	401,747

KRW	5,683,540,000	USD	4,789,244	12/10/20	209,068

KRW	5,353,500,000	USD	4,509,236	12/10/20	198,828

USD	1,179,937	EUR	1,000,000	12/11/20	14,252

CLP	22,611,908,480	USD	28,531,297	12/16/20	706,246

COP	725,000,000	USD	189,636	12/16/20	(2,679)

COP	66,494,809,538	USD	17,251,573	12/16/20	(104,430)

COP	70,340,900,000	USD	18,245,247	12/16/20	(106,305)

CZK	1,258,637,322	USD	56,145,303	12/16/20	(2,313,004)

PLN	15,000,000	USD	3,988,566	12/16/20	(198,930)

PLN	369,499,304	USD	98,251,493	12/16/20	(4,900,302)

USD	12,015,997	CLP	9,449,500,000	12/16/20	(202,351)

USD	8,250,251	CZK	184,950,000	12/16/20	339,884

USD	7,136,874	PLN	26,840,000	12/16/20	355,952

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	189,511	ZAR	3,201,421	12/17/20	$(6,200)

USD	3,195,772	ZAR	55,090,000	12/17/20	(172,016)

USD	13,897,568	ZAR	234,773,000	12/17/20	(454,689)

USD	13,049,330	ZAR	223,000,000	12/17/20	(583,214)

USD	11,542,730	ZAR	204,026,994	12/17/20	(929,946)

USD	38,342,383	ZAR	647,721,712	12/17/20	(1,254,453)

USD	26,226,289	ZAR	463,570,635	12/17/20	(2,112,935)

ZAR	936,070,000	USD	52,957,716	12/17/20	4,266,567

ZAR	633,305,000	USD	37,488,975	12/17/20	1,226,532

ZAR	70,000,000	USD	3,960,217	12/17/20	319,057

MXN	2,490,645,688	USD	116,857,658	12/18/20	(16,269)

USD	10,212,503	MXN	217,664,175	12/18/20	1,422

USD	5,391,779	MXN	114,917,676	12/18/20	751

COP	78,942,400,000	USD	21,094,933	12/21/20	(741,884)

IDR	647,441,164,894	USD	42,851,358	1/4/21	671,158

USD	6,597,190	IDR	99,676,943,832	1/4/21	(103,328)

USD	19,670,737	IDR	297,205,161,408	1/4/21	(308,092)

INR	216,200,000	USD	2,902,197	1/5/21	(19,385)

INR	318,400,000	USD	4,273,424	1/5/21	(27,877)

PHP	111,362,000	USD	2,288,574	1/11/21	1,822

COP	82,004,908,653	USD	21,151,640	1/15/21	(32,403)

KRW	113,276,800	USD	99,107	1/19/21	544

USD	4,121,899	IDR	61,387,437,500	1/19/21	2,491

USD	3,964,885	IDR	59,053,000,000	1/19/21	2,130

IDR	69,472,322,258	USD	4,683,948	1/26/21	(25,796)

USD	7,990	PHP	388,000	1/27/21	14

					$(8,514,078)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	49,972,380	USD	58,210,327	BNP Paribas	11/3/20	$—	$(9,991)

USD	58,210,327	EUR	49,972,380	BNP Paribas	11/3/20	9,991	—

EUR	2,247,790	CZK	60,500,000	Deutsche Bank AG	11/5/20	32,110	—

EUR	1,095,634	RSD	129,000,000	JPMorgan Chase Bank, N.A.	11/6/20	—	(1,595)

CNH	129,163,640	USD	18,874,467	Citibank, N.A.	11/9/20	406,134	—

CNH	74,900,000	USD	10,873,084	Standard Chartered Bank	11/9/20	307,439	—

USD	7,954,002	RUB	618,821,320	Standard Chartered Bank	11/9/20	169,802	—

USD	6,793,098	RUB	528,503,000	Standard Chartered Bank	11/9/20	145,019	—

USD	8,316,584	UAH	235,692,000	Bank of America, N.A.	11/12/20	77,202	—

MXN	111,000,000	USD	5,280,913	JPMorgan Chase Bank, N.A.	11/18/20	—	(56,054)

MYR	13,000,000	USD	3,087,079	BNP Paribas	11/20/20	31,272	—

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	15,057,111	MYR	63,407,000	BNP Paribas	11/20/20	$—	$(152,528)

USD	15,639,530	IDR	229,329,564,095	Standard Chartered Bank	11/23/20	148,710	—

EUR	668,698	USD	780,474	BNP Paribas	11/30/20	—	(1,212)

EUR	169,252,818	USD	198,531,761	BNP Paribas	11/30/20	—	(1,294,160)

USD	74,414,809	EUR	63,440,308	BNP Paribas	11/30/20	485,085	—

USD	56,399,892	EUR	48,082,184	BNP Paribas	11/30/20	367,652	—

USD	49,545,814	EUR	42,238,927	BNP Paribas	11/30/20	322,972	—

USD	8,111,186	EUR	6,914,969	BNP Paribas	11/30/20	52,874	—

USD	6,456,094	EUR	5,503,967	BNP Paribas	11/30/20	42,085	—

USD	1,007,384	EUR	858,817	BNP Paribas	11/30/20	6,567	—

USD	825,053	EUR	703,376	BNP Paribas	11/30/20	5,378	—

USD	1,413,869	UAH	40,718,000	Goldman Sachs International	11/30/20	—	(1,084)

USD	1,413,889	UAH	40,720,000	Goldman Sachs International	11/30/20	—	(1,133)

KRW	267,900,000	USD	225,750	Australia and New Zealand Banking Group Limited	12/1/20	9,827	—

KRW	295,267,000	USD	254,088	Australia and New Zealand Banking Group Limited	12/1/20	5,554	—

MYR	30,980,392	USD	7,434,699	Goldman Sachs International	12/2/20	—	(5,194)

MYR	16,419,608	USD	3,945,314	Goldman Sachs International	12/2/20	—	(7,676)

CNH	96,872,730	USD	14,133,339	Citibank, N.A.	12/9/20	295,706	—

KRW	42,636,000	USD	36,120	Australia and New Zealand Banking Group Limited	12/10/20	1,375	—

MYR	119,741,230	USD	28,718,367	Morgan Stanley & Co. International PLC	12/14/20	—	(9,360)

PLN	100,000	EUR	21,798	Goldman Sachs International	12/14/20	—	(148)

USD	8,592,114	MYR	35,824,820	Morgan Stanley & Co. International PLC	12/14/20	2,800	—

USD	3,282,102	ZAR	54,180,000	Citibank, N.A.	12/14/20	—	(31,229)

USD	7,409,117	ZAR	120,000,000	Standard Chartered Bank	12/14/20	70,622	—

USD	6,195,874	ZAR	100,350,000	Standard Chartered Bank	12/14/20	59,058	—

USD	19,871,626	UAH	574,290,000	Bank of America, N.A.	12/15/20	8,763	—

USD	2,403,673	MYR	10,000,000	Standard Chartered Bank	12/17/20	6,220	—

TRY	13,070,000	USD	1,666,963	Standard Chartered Bank	12/22/20	—	(145,717)

TRY	19,480,000	USD	2,439,143	Standard Chartered Bank	12/22/20	—	(171,823)

TRY	42,000,000	USD	5,220,572	Standard Chartered Bank	12/22/20	—	(332,100)

TRY	54,355,672	USD	6,877,192	Standard Chartered Bank	12/22/20	—	(550,616)

USD	13,017,143	TRY	102,884,375	Standard Chartered Bank	12/22/20	1,042,205	—

USD	14,579,308	TRY	124,500,000	Standard Chartered Bank	12/22/20	88,480	—

CNH	129,163,639	USD	18,798,102	Bank of America, N.A.	1/11/21	393,757	—

CNH	129,163,639	USD	18,797,281	UBS AG	1/11/21	394,577	—

USD	14,799,350	UAH	432,585,000	Goldman Sachs International	1/19/21	—	(1,772)

CNH	112,071,352	USD	16,627,790	Goldman Sachs International	1/21/21	12,121	—

EUR	1,661,853	RSD	195,882,558	HSBC Bank USA, N.A.	1/26/21	14	—

THB	2,821,001,348	USD	90,030,042	Standard Chartered Bank	1/26/21	451,725	—

THB	285,321,129	USD	9,097,380	Standard Chartered Bank	1/26/21	54,108	—

USD	3,106,265	THB	97,331,696	Standard Chartered Bank	1/26/21	—	(15,586)

USD	9,105,800	THB	285,321,129	Standard Chartered Bank	1/26/21	—	(45,688)

USD	12,434,171	THB	389,612,312	Standard Chartered Bank	1/26/21	—	(62,388)

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

HUF	6,776,984,000	EUR	18,518,252	Citibank, N.A.	1/27/21	$—	$(117,569)

HUF	6,125,529,000	EUR	16,732,665	Bank of America, N.A.	1/28/21	—	(100,595)

USD	2,120,832	UAH	62,204,000	Bank of America, N.A.	1/29/21	—	(977)

USD	2,120,816	UAH	62,352,000	Bank of America, N.A.	1/29/21	—	(6,040)

USD	1,903,729	UAH	56,160,000	Citibank, N.A.	2/16/21	—	(1,222)

TRY	135,800,000	USD	18,406,571	Standard Chartered Bank	2/26/21	—	(3,105,645)

USD	6,757,954	TRY	47,154,000	Standard Chartered Bank	2/26/21	1,444,995	—

USD	5,406,411	TRY	37,632,000	Standard Chartered Bank	2/26/21	1,166,319	—

USD	5,406,380	TRY	37,641,000	Standard Chartered Bank	2/26/21	1,165,274	—

USD	3,378,968	TRY	23,631,000	Standard Chartered Bank	2/26/21	716,404	—

USD	12,908	TRY	90,000	Standard Chartered Bank	2/26/21	2,767	—

USD	281,153	TRY	2,254,000	Standard Chartered Bank	5/17/21	37,055	—

USD	151,333	TRY	1,162,290	Standard Chartered Bank	5/17/21	25,462	—

USD	140,611	TRY	1,136,000	Standard Chartered Bank	5/17/21	17,588	—

USD	84,343	TRY	666,000	Standard Chartered Bank	5/17/21	12,219	—

USD	56,210	TRY	439,000	Standard Chartered Bank	5/17/21	8,668	—

USD	56,266	TRY	440,000	Standard Chartered Bank	5/17/21	8,616	—

USD	56,214	TRY	441,000	Standard Chartered Bank	5/17/21	8,456	—

USD	56,267	TRY	446,000	Standard Chartered Bank	5/17/21	7,967	—

USD	4,644	TRY	35,919	Standard Chartered Bank	5/17/21	754	—

KES	317,940,000	USD	2,685,985	Standard Chartered Bank	10/12/21	18,073	—

KES	211,960,000	USD	1,790,656	Standard Chartered Bank	10/12/21	12,049	—

UZS	133,770,000,000	USD	9,994,023	JPMorgan Chase Bank, N.A.	6/20/22	410,263	—

						$10,570,133	$(6,229,102)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

11/24/20	COP	54,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$13,952,227	$(289,899)

11/24/20	COP	18,500,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	4,779,929	(106,784)

11/24/20	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	6,200,990	(65,228)

11/24/20	COP	43,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	11,110,106	(243,634)

11/24/20	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	18,990,531	(149,076)

						$(854,621)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	(14)	Short	12/14/20	$(1,436,969)	$7,656

10-Year USD Deliverable Interest Rate Swap	(71)	Short	12/14/20	(7,168,781)	126,469

Euro-Bobl	(23)	Short	12/8/20	(3,639,543)	(17,679)

Euro-Bund	(15)	Short	12/8/20	(3,077,297)	(34,241)

U.S. 10-Year Treasury Note	(32)	Short	12/21/20	(4,423,000)	31,500

					$113,705

Centrally Cleared Interest Rate Swaps
Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	548,199	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.06% (pays upon termination)	1/3/22	$(304,038)	$—	$(304,038)

BRL	360,049	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(183,264)	—	(183,264)

BRL	64,031	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	(9,298)	—	(9,298)

BRL	507,598	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	(98,754)	—	(98,754)

BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	(111,482)	—	(111,482)

BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	149,468	—	149,468

BRL	175,133	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.71% (pays upon termination)	1/2/23	116,150	—	116,150

BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	130,998	—	130,998

BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	311,663	—	311,663

BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	271,599	—	271,599

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	$963,065	$—	$963,065

BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	856,459	—	856,459

BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	(211,122)	—	(211,122)

BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	169,193	—	169,193

BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	330,109	—	330,109

BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	2,462,028	—	2,462,028

BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	305,264	—	305,264

CLP	9,792,953	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	12/6/21	306,485	—	306,485

CLP	4,865,090	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.98% (pays semi-annually)	12/11/21	141,576	—	141,576

CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	988,644	—	988,644

CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	694,075	—	694,075

CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	134,479	—	134,479

CLP	4,609,640	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	6/13/24	483,372	—	483,372

CLP	4,400,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.29% (pays semi-annually)	2/11/25	311,436	—	311,436

CLP	12,261,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.91% (pays semi-annually)	3/6/25	571,628	—	571,628

CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	37,424	—	37,424

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	$23,428	$—	$23,428

CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	166,580	—	166,580

CNY	464,140	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.31% (pays quarterly)	7/28/22	(130,526)	—	(130,526)

CNY	15,590	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	11,924	—	11,924

CNY	90,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.00% (pays quarterly)	1/6/25	232,379	—	232,379

CNY	105,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.59% (pays quarterly)	2/10/25	22,071	—	22,071

CNY	75,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.96% (pays quarterly)	6/1/25	(309,257)	—	(309,257)

CNY	32,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.22% (pays quarterly)	6/17/25	(77,713)	—	(77,713)

CNY	126,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	7/2/25	(201,715)	—	(201,715)

CNY	116,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.62% (pays quarterly)	8/4/25	35,037	—	35,037

CNY	90,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	9/3/25	126,594	—	126,594

CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.70% (pays quarterly)	10/13/25	35,284	—	35,284

CZK	232,350	Pays	6-month CZK PRIBOR (pays semi-annually)	1.84% (pays annually)	12/5/24	705,851	—	705,851

CZK	491,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.80% (pays annually)	2/26/25	1,419,310	—	1,419,310

CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	410,769	—	410,769

CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	(505,655)	—	(505,655)

CZK	107,690	Pays	6-month CZK PRIBOR (pays semi-annually)	0.60% (pays annually)	6/15/25	18,242	—	18,242

CZK	184,250	Pays	6-month CZK PRIBOR (pays semi-annually)	0.64% (pays annually)	7/27/25	44,365	—	44,365

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	$1,858,322	$—	$1,858,322

EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(298,562)	(24,303)	(322,865)

HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	971,188	—	971,188

HUF	7,255,400	Pays	6-month HUF BUBOR (pays semi-annually)	1.39% (pays annually)	5/31/24	254,520	—	254,520

HUF	1,680,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(64,383)	—	(64,383)

HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(180,684)	—	(180,684)

HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	(268,040)	—	(268,040)

MXN	154,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	88,428	—	88,428

MXN	74,620	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	44,299	—	44,299

MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	37,993	—	37,993

MXN	233,195	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	125,551	—	125,551

MXN	48,628	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	21,789	—	21,789

MXN	74,623	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	35,453	—	35,453

MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	34,019	—	34,019

MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	396,850	(10,771)	386,079

MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	852,357	(2,898)	849,459

MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	2,060,944	(8,687)	2,052,257

MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	2,707,176	—	2,707,176

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	$896,812	$—	$896,812

MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(1,724,255)	—	(1,724,255)

MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(486,678)	—	(486,678)

MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(1,526,518)	—	(1,526,518)

MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	802,019	(4,337)	797,682

MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	1,355,324	—	1,355,324

MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	129,236	—	129,236

MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	827,229	—	827,229

MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	(383,548)	—	(383,548)

MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	(640,753)	—	(640,753)

MXN	332,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.13% (pays monthly)	6/6/25	30,867	—	30,867

MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	289,192	—	289,192

MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	1,190,095	(4,896)	1,185,199

MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	1,547,941	(12,096)	1,535,845

MXN	232,520	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	1,044,127	—	1,044,127

MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	285,729	—	285,729

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	206,360	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	11/21/29	$833,107	$—	$833,107

MXN	80,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	20,952	—	20,952

MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	350,978	—	350,978

PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	22,069	—	22,069

PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	560,719	—	560,719

PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	417,665	—	417,665

PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	360,177	—	360,177

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	282,054	—	282,054

PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	234,214	—	234,214

PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	273,441	—	273,441

PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	303,013	—	303,013

PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	543,117	—	543,117

PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	399,268	—	399,268

PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	158,543	—	158,543

PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	235,883	—	235,883

PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	1,012,349	—	1,012,349

PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	(494,320)	—	(494,320)

PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	3,185	—	3,185

PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	30,247	—	30,247

PLN	48,600	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	9/8/25	98,987	—	98,987

PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	3,255,068	—	3,255,068

PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	(58,883)	—	(58,883)

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	$163,545	$—	$163,545

THB	456,500	Pays	6-month THB Fixing Rate (pays semi-annually)	1.26% (pays semi-annually)	12/16/24	405,967	—	405,967

THB	675,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.94% (pays semi-annually)	2/12/25	232,772	—	232,772

THB	442,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.70% (pays semi-annually)	3/6/25	(2,803)	—	(2,803)

THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	(221,526)	—	(221,526)

THB	290,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.80% (pays semi-annually)	6/16/25	34,205	—	34,205

THB	180,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.82% (pays semi-annually)	9/11/25	19,943	—	19,943

ZAR	221,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.99% (pays quarterly)	7/3/24	1,348,441	—	1,348,441

ZAR	559,737	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	3,283,619	—	3,283,619

ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	306,466	—	306,466

ZAR	256,793	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	1,433,450	—	1,433,450

ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(1,569,656)	—	(1,569,656)

ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	(400,128)	—	(400,128)

ZAR	148,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.40% (pays quarterly)	6/11/25	303,948	—	303,948

ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.97% (pays quarterly)	8/24/25	34,125	119	34,244

ZAR	130,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.94% (pays quarterly)	10/1/25	48,389	335	48,724

ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	778,366	—	778,366

Total						$38,199,120	$(67,534)	$38,131,586

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,037,101

Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	117,407

Bank of America, N.A.	RUB	1,085,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.20% (pays annually)	3/4/25	862,245

Bank of America, N.A.	RUB	606,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.20% (pays annually)	8/6/25	(107,378)

Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	502,345

Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	290,432

Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,152,521

BNP Paribas	MYR	26,626	Pays	3-month MYR KLIBOR (pays quarterly)	2.00% (pays quarterly)	10/14/25	4,432

Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	586,868

Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	85,479

Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	580,200

Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	544,280

Citibank, N.A.	MYR	42,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	491,088

Citibank, N.A.	MYR	53,296	Pays	3-month MYR KLIBOR (pays quarterly)	3.29% (pays quarterly)	11/7/24	764,369

Citibank, N.A.	MYR	47,134	Pays	3-month MYR KLIBOR (pays quarterly)	2.19% (pays quarterly)	6/4/25	120,194

Citibank, N.A.	MYR	23,844	Pays	3-month MYR KLIBOR (pays quarterly)	2.00% (pays quarterly)	10/14/25	3,261

Citibank, N.A.	RUB	768,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.65% (pays annually)	3/13/25	(1,666,472)

Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	379,453

Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	240,928

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	$376,557

Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	396,773

Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	136,896

Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	46,039

Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	449,758

Credit Suisse International	RUB	230,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.66% (pays annually)	8/1/24	241,186

Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	302,012

Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	614,689

Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	1,087,219

Goldman Sachs International	MYR	31,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.18% (pays quarterly)	5/13/25	80,276

Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	143,926

Goldman Sachs International	RUB	1,487,640	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	1,974,640

Goldman Sachs International	RUB	1,543,910	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	2,049,331

Goldman Sachs International	RUB	879,100	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	823,377

Goldman Sachs International	RUB	671,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	138,644

Goldman Sachs International	RUB	603,873	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	66,869

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	RUB	252,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.27% (pays annually)	6/17/25	$11,966

Goldman Sachs International	RUB	430,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.14% (pays annually)	7/24/25	(18,908)

Goldman Sachs International	RUB	320,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.50% (pays annually)	8/25/25	(6,710)

HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	12,864

JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	175,621

JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	89,846

JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	89,923

JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	217,407

JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	175,873

JPMorgan Chase Bank, N.A.	MYR	12,167	Pays	3-month MYR KLIBOR (pays quarterly)	3.66% (pays quarterly)	2/20/24	188,407

JPMorgan Chase Bank, N.A.	RUB	565,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.78% (pays annually)	8/6/24	623,287

JPMorgan Chase Bank, N.A.	RUB	401,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.20% (pays annually)	10/1/24	321,707

Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	223,468

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	301,670

Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	656,935

Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	87,445

Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	77,950

Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	89,238

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Standard Chartered Bank	MYR	30,000	Pays	3-month MYR KLIBOR (pays quarterly)	1.92% (pays quarterly)	8/25/25	$(20,976)

Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	1,042,898

							$20,256,856

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	$2,240	1.00% (pays quarterly)(1)	6/20/21	0.90%	$4,049	$42,580	$46,629

Turkey	4,570	1.00% (pays quarterly)(1)	6/20/21	3.90	(78,919)	149,023	70,104

Total	$6,810				$(74,870)	$191,603	$116,733

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	$94	1.00% (pays quarterly)(1)	6/20/24	$1,546	$(2,001)	$(455)

Total				$1,546	$(2,001)	$(455)

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	7.27%	$(151,473)	$46,961	$(104,512)

Total		$1,600				$(151,473)	$46,961	$(104,512)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,410,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	3-month COP Interbank Nominal Rate on COP 34,605,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.70% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/21/ 11/3/26	$101,687

Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not applicable/ 7/28/23	(3,815,417)

Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not applicable/ 7/29/23	(9,875,658)

Goldman Sachs International	3-month COP Interbank Nominal Rate on COP 30,920,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.67% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	9/27/21/ 9/27/26	35,766

Goldman Sachs International	3-month COP Interbank Nominal Rate on COP 15,560,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR minus 0.54% on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/21/ 10/6/26	(33,787)

JPMorgan Chase Bank, N.A.	18.56% on TRY 125,287,000 (pays annually) plus USD 17,791,394	3-month USD-LIBOR on USD 17,791,394 (pays quarterly) plus TRY 125,287,000	Not applicable/ 8/7/22	(2,101,008)

38	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	3-month USD LIBOR on USD 1,018,776 (pays quarterly) plus TRY 8,112,000	13.77% on TRY 8,112,000 (pays annually) plus USD 1,018,776	Not applicable/ 12/16/25	$49,727

				$(15,638,690)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

39	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

KES	–	Kenyan Shilling

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

40	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value (identified cost, $1,000,120,317)	$975,541,310

Affiliated investment, at value (identified cost, $160,245,815)	160,245,815

Cash	98,743

Deposits for derivatives collateral —

Centrally cleared derivatives	68,680,190

OTC derivatives	5,026,000

Foreign currency, at value (identified cost, $7,365,909)	7,290,564

Interest receivable	17,770,163

Dividends receivable from affiliated investment	19,929

Receivable for investments sold	8,742,757

Receivable for variation margin on open financial futures contracts	26,078

Receivable for variation margin on open centrally cleared derivatives	12,364,171

Receivable for open forward foreign currency exchange contracts	10,570,133

Receivable for open swap contracts	22,264,480

Total assets	$1,288,640,333

Liabilities

Cash collateral due to brokers	$5,026,000

Payable for investments purchased	1,763,048

Payable for open forward foreign currency exchange contracts	6,229,102

Payable for open swap contracts	17,750,826

Upfront receipts on open non-centrally cleared swap contracts	46,961

Payable for open non-deliverable bond forward contracts	854,621

Payable to affiliates:

Investment adviser fee	691,379

Trustees’ fees	5,764

Accrued foreign capital gains taxes	1,616,936

Accrued expenses	720,606

Total liabilities	$34,705,243

Net Assets applicable to investors’ interest in Portfolio	$1,253,935,090

41	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Statement of Operations

Investment Income	Year Ended October 31, 2020

Interest (net of foreign taxes, $3,337,151)	$81,692,759

Dividends from affiliated investment	1,796,648

Total investment income	$83,489,407

Expenses

Investment adviser fee	$8,169,352

Trustees’ fees and expenses	68,101

Custodian fee	1,587,343

Legal and accounting services	119,324

Miscellaneous	113,420

Total expenses	$10,057,540

Net investment income	$73,431,867

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $1,342,907)	$(10,295,088)

Investment transactions — affiliated investment	39,684

Financial futures contracts	(1,075,440)

Swap contracts	19,843,892

Foreign currency transactions	(5,871,677)

Forward foreign currency exchange contracts	(49,791,178)

Non-deliverable bond forward contracts	3,141,914

Net realized loss	$(44,007,893)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $348,621)	$(54,314,078)

Investments — affiliated investment	(14,771)

Financial futures contracts	103,713

Swap contracts	16,190,461

Foreign currency	(547,430)

Forward foreign currency exchange contracts	(11,018,911)

Non-deliverable bond forward contracts	(602,375)

Net change in unrealized appreciation (depreciation)	$(50,203,391)

Net realized and unrealized loss	$(94,211,284)

Net decrease in net assets from operations	$(20,779,417)

42	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$73,431,867	$70,481,340

Net realized loss	(44,007,893)	(15,066,272)

Net change in unrealized appreciation (depreciation)	(50,203,391)	152,740,534

Net increase (decrease) in net assets from operations	$(20,779,417)	$208,155,602

Capital transactions —

Contributions	$394,900,465	$428,013,477

Withdrawals	(358,676,352)	(180,948,792)

Net increase in net assets from capital transactions	$36,224,113	$247,064,685

Net increase in net assets	$15,444,696	$455,220,287

Net Assets

At beginning of year	$1,238,490,394	$783,270,107

At end of year	$1,253,935,090	$1,238,490,394

43	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2020	2019	2018		2017		2016

Ratios (as a percentage of average daily net assets):

Expenses	0.79%	0.78%	0.87	%(1)	0.81	%(2)	0.91	%(2)

Net investment income	5.79%	7.01%	7.22%		5.90%		5.94%

Portfolio Turnover	56%	46%	52%		40%		73%

Total Return	0.08%	23.15%	(9.33)%		8.23%		16.39%

Net assets, end of year (000’s omitted)	$1,253,935	$1,238,490	$783,270		$617,181		$348,304

(1)	Includes interest expense of 0.02% of average daily net assets for the year ended October 31, 2018.

(2)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02% and 0.05% of average daily net assets for the years ended October 31, 2017 and 2016, respectively.

44	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 93.9%, 4.8%, 0.8% and 0.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets

45

Emerging Markets Local Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

46

Emerging Markets Local Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

K  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

L  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the year ended October 31, 2020, the Portfolio’s investment adviser fee amounted to $8,169,352 or 0.64% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the year ended October 31, 2020, EVM reimbursed the Portfolio $1,235 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $452,230,460 and $450,414,522, respectively, for the year ended October 31, 2020.

47

Emerging Markets Local Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,107,779,626

Gross unrealized appreciation	$40,684,132

Gross unrealized depreciation	(12,636,928)

Net unrealized appreciation	$28,047,204

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2020 is included in the Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $24,881,510. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $8,475,710 at October 31, 2020.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2020.

48

Emerging Markets Local Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$5,595 *	$11,172,145 *	$48,828,306 *	$60,006,046

Receivable for open forward foreign currency exchange contracts	—	10,570,133	—	10,570,133

Receivable/payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	—	22,264,480	22,264,480

Total Asset Derivatives	$5,595	$21,742,278	$71,092,786	$92,840,659

Derivatives not subject to master netting or similar agreements	$5,595	$11,172,145	$48,828,306	$60,006,046

Total Asset Derivatives subject to master netting or similar agreements	$—	$10,570,133	$22,264,480	$32,834,613

Not applicable	$(78,919)*	$(19,686,223)*	$(10,515,481)*	$(30,280,623)

Payable for open forward foreign currency exchange contracts	—	(6,229,102)	—	(6,229,102)

Payable/receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(151,473)	—	(17,646,314)	(17,797,787)

Payable for open non-deliverable bond forward contracts	—	—	(854,621)	(854,621)

Total Liability Derivatives	$(230,392)	$(25,915,325)	$(29,016,416)	$(55,162,133)

Derivatives not subject to master netting or similar agreements	$(78,919)	$(19,686,223)	$(10,515,481)	$(30,280,623)

Total Liability Derivatives subject to master netting or similar agreements	$(151,473)	$(6,229,102)	$(18,500,935)	$(24,881,510)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

49

Emerging Markets Local Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$16,756	$—	$—	$—	$16,756	$—

Bank of America, N.A.	4,390,939	(1,069,611)	(3,321,328)	—	—	—

Barclays Bank PLC	1,152,521	—	—	(1,152,521)	—	1,320,000

BNP Paribas	1,328,308	(1,328,308)	—	—	—	—

Citibank, N.A.	5,408,186	(1,816,492)	—	(2,346,000)	1,245,694	2,346,000

Credit Suisse International	736,983	—	—	(736,983)	—	750,000

Deutsche Bank AG	948,811	(151,473)	(693,002)	—	104,336	—

Goldman Sachs International	6,424,135	(6,424,135)	—	—	—	—

HSBC Bank USA, N.A.	12,878	—	—	—	12,878	—

JPMorgan Chase Bank, N.A.	2,342,061	(2,158,657)	—	(183,404)	—	260,000

Morgan Stanley & Co. International PLC	226,268	(9,360)	—	(216,908)	—	240,000

Nomura International PLC	1,046,050	—	(990,713)	(55,337)	—	110,000

Standard Chartered Bank	8,406,140	(4,450,539)	—	—	3,955,601	—

UBS AG	394,577	—	(394,577)	—	—	—

	$32,834,613	$(17,408,575)	$(5,399,620)	$(4,691,153)	$5,335,265	$5,026,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(1,069,611)	$1,069,611	$—	$—	$—	$—

BNP Paribas	(1,457,891)	1,328,308	100,997	—	(28,586)	—

Citibank, N.A.	(1,816,492)	1,816,492	—	—	—	—

Deutsche Bank AG	(151,473)	151,473	—	—	—	—

Goldman Sachs International	(13,767,487)	6,424,135	7,343,352	—	—	—

JPMorgan Chase Bank, N.A.	(2,158,657)	2,158,657	—	—	—	—

Morgan Stanley & Co. International PLC	(9,360)	9,360	—	—	—	—

Standard Chartered Bank	(4,450,539)	4,450,539	—	—	—	—

	$(24,881,510)	$17,408,575	$7,444,349	$—	$(28,586)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$5,026,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

50

Emerging Markets Local Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2020 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(1,075,440)	$(1,075,440)

Swap contracts	231,725	(1,788,791)	21,400,958	19,843,892

Forward foreign currency exchange contracts	—	(49,791,178)	—	(49,791,178)

Non-deliverable bond forward contracts	—	—	3,141,914	3,141,914

Total	$231,725	$(51,579,969)	$23,467,432	$(27,880,812)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$103,713	$103,713

Swap contracts	(17,642)	1,992,223	14,215,880	16,190,461

Forward foreign currency exchange contracts	—	(11,018,911)	—	(11,018,911)

Non-deliverable bond forward contracts	—	—	(602,375)	(602,375)

Total	$(17,642)	$(9,026,688)	$13,717,218	$4,672,888

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$16,024,000	$2,603,155,000	$61,808,000	$1,488,397,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2020.

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Emerging Markets Local Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

7  Investments in Affiliated Funds

At October 31, 2020, the value of the Portfolio’s investment in affiliated funds was $160,245,815, which represents 12.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$141,707,135	$1,061,384,405	$(1,042,870,638)	$39,684	$(14,771)	$160,245,815	$1,796,648	160,245,815

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$738,444,668	$—	$738,444,668

Foreign Corporate Bonds	—	22,008,664	—	22,008,664

Sovereign Loans	—	530,599	—	530,599

Loan Participation Notes	—	—	34,155,753	34,155,753

Short-Term Investments —

Foreign Government Securities	—	157,852,398	—	157,852,398

U.S. Treasury Obligations	—	22,549,228	—	22,549,228

Other	—	160,245,815	—	160,245,815

Total Investments	$—	$1,101,631,372	$34,155,753	$1,135,787,125

Forward Foreign Currency Exchange Contracts	$—	$21,742,278	$—	$21,742,278

Futures Contracts	165,625	—	—	165,625

Swap Contracts	—	70,932,756	—	70,932,756

Total	$165,625	$1,194,306,406	$34,155,753	$1,228,627,784

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(25,915,325)	$—	$(25,915,325)

Non-deliverable Bond Forward Contracts	—	(854,621)	—	(854,621)

Futures Contracts	(51,920)	—	—	(51,920)

Swap Contracts	—	(28,340,267)	—	(28,340,267)

Total	$(51,920)	$(55,110,213)	$—	$(55,162,133)

52

Emerging Markets Local Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Loan Participation Notes	Total

Balance as of October 31, 2019	$—	$—

Realized gains (losses)	—	—

Change in net unrealized appreciation (depreciation)	271,826	271,826

Cost of purchases	33,943,900	33,943,900

Proceeds from sales, including return of capital	—	—

Accrued discount (premium)	(59,973)	(59,973)

Transfers to Level 3	—	—

Transfers from Level 3	—	—

Balance as of October 31, 2020	$34,155,753	$34,155,753

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2020	$271,826	$271,826

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2020:

Type of Investment	Fair Value as of October 31, 2020	Valuation Technique	Unobservable Inputs	Input

Loan Participation Notes	$34,155,753	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.15%

An increase (decrease) in the unobservable input would result in a corresponding (decrease) increase in the fair value of the Level 3 investments.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

10  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed

53

Emerging Markets Local Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement for the Portfolio will be submitted for approval.

54

Emerging Markets Local Income Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 18, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

55

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

56

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc.

(digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

57

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

58

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

59

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040    10.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$89,904	$89,219
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$25,229	$20,519
All Other Fees(3)	$0	$0

Total	$115,133	$109,738

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$25,229	$20,519
Eaton Vance(1)	$59,903	$51,800

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 21, 2020